Land Use Rights (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Land use rights	$ 2,551,395	$ 3,222,872
Less: Accumulated amortization	(425,730)	(389,039)
Land use rights - net	$ 2,125,665	$ 2,833,833